Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 84.4	$ 102.5
Marketing expenses payable	8.7	9.8
Income tax payable	34.3	28.1
Legal accrual	32.0	39.5
Other accrued expenses	63.1	58.7
Accrued expenses and other liabilities total	$ 222.5	$ 238.6